Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class A
Trading Symbol	GOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.97%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned -9.68%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. agency mortgage-backed securities as housing fundamentals remained robust and spreads narrowed. Solid demand for housing, supported by resilient labor markets and favorable mortgage rates earlier in the year, contributed to the sector’s strength. Additionally, periods of declining volatility in long-term interest rates helped tighten spreads, further enhancing returns.

↑	South African duration as political uncertainties diminished, and the central bank of South Africa began its rate cutting cycle as inflation fell to within the target range (not held at period-end).
↑
Underweight to the euro was the largest contributor on the currency side. The euro faced significant pressure due to slowing economic growth in the Eurozone, persistent inflation concerns, and the European Central Bank’s continued rate cuts. Additionally, geopolitical uncertainties and weaker trade dynamics within the region further weighed on the currency.

Top detractors from performance:
↓
Overweight position in U.K. Gilts. Yields rose throughout the year due to persistent inflation and fiscal policy uncertainties. Additionally, the Bank of England’s cautious approach to monetary easing, particularly relative to other G10 central banks, further pressured gilt prices. Concerns over slower economic growth and higher-than-expected government borrowing also contributed to the underperformance.

↓
Overweight to local currency Mexican bonds as slow economic growth and a volatile political landscape, particularly surrounding the U.S. election, posed significant headwinds including uncertainties regarding trade policies and potential tariffs which exacerbated investor concerns.

↓
Overweight to the Brazilian real as fiscal deficit concerns and political instability created significant headwinds. The country’s large fiscal imbalances raised investor fears about debt sustainability, leading to heightened volatility in the currency. Additionally, political uncertainty surrounding reform implementation and governance challenges further weakened market sentiment. Rising global interest rates and a stronger U.S. dollar added further pressure on the currency.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards and interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-9.68	-3.03	-0.54
Class A (with sales charge)	-13.02	-3.86	-0.97
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.08	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,641,063,102
Holdings Count | $ / shares	42	[2]
Advisory Fees Paid, Amount	$ 9,382,223
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,641,063,102
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$9,382,223
Portfolio Turnover Rate	94%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class C
Trading Symbol	LGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$160	1.69%
[3]
Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned -10.32%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. agency mortgage-backed securities as housing fundamentals remained robust and spreads narrowed. Solid demand for housing, supported by resilient labor markets and favorable mortgage rates earlier in the year, contributed to the sector’s strength. Additionally, periods of declining volatility in long-term interest rates helped tighten spreads, further enhancing returns.

↑	South African duration as political uncertainties diminished, and the central bank of South Africa began its rate cutting cycle as inflation fell to within the target range (not held at period-end).
↑
Underweight to the euro was the largest contributor on the currency side. The euro faced significant pressure due to slowing economic growth in the Eurozone, persistent inflation concerns, and the European Central Bank’s continued rate cuts. Additionally, geopolitical uncertainties and weaker trade dynamics within the region further weighed on the currency.

Top detractors from performance:
↓
Overweight position in U.K. Gilts. Yields rose throughout the year due to persistent inflation and fiscal policy uncertainties. Additionally, the Bank of England’s cautious approach to monetary easing, particularly relative to other G10 central banks, further pressured gilt prices. Concerns over slower economic growth and higher-than-expected government borrowing also contributed to the underperformance.

↓
Overweight to local currency Mexican bonds as slow economic growth and a volatile political landscape, particularly surrounding the U.S. election, posed significant headwinds including uncertainties regarding trade policies and potential tariffs which exacerbated investor concerns.

↓
Overweight to the Brazilian real as fiscal deficit concerns and political instability created significant headwinds. The country’s large fiscal imbalances raised investor fears about debt sustainability, leading to heightened volatility in the currency. Additionally, political uncertainty surrounding reform implementation and governance challenges further weakened market sentiment. Rising global interest rates and a stronger U.S. dollar added further pressure on the currency.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards and interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-10.32	-3.67	-1.25
Class C (with sales charge)	-11.20	-3.67	-1.25
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.08	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,641,063,102
Holdings Count | $ / shares	42	[4]
Advisory Fees Paid, Amount	$ 9,382,223
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,641,063,102
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$9,382,223
Portfolio Turnover Rate	94%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class C1
Trading Symbol	GOBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$138	1.45%
[5]
Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned -10.13%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. agency mortgage-backed securities as housing fundamentals remained robust and spreads narrowed. Solid demand for housing, supported by resilient labor markets and favorable mortgage rates earlier in the year, contributed to the sector’s strength. Additionally, periods of declining volatility in long-term interest rates helped tighten spreads, further enhancing returns.

↑	South African duration as political uncertainties diminished, and the central bank of South Africa began its rate cutting cycle as inflation fell to within the target range (not held at period-end).
↑
Underweight to the euro was the largest contributor on the currency side. The euro faced significant pressure due to slowing economic growth in the Eurozone, persistent inflation concerns, and the European Central Bank’s continued rate cuts. Additionally, geopolitical uncertainties and weaker trade dynamics within the region further weighed on the currency.

Top detractors from performance:
↓
Overweight position in U.K. Gilts. Yields rose throughout the year due to persistent inflation and fiscal policy uncertainties. Additionally, the Bank of England’s cautious approach to monetary easing, particularly relative to other G10 central banks, further pressured gilt prices. Concerns over slower economic growth and higher-than-expected government borrowing also contributed to the underperformance.

↓
Overweight to local currency Mexican bonds as slow economic growth and a volatile political landscape, particularly surrounding the U.S. election, posed significant headwinds including uncertainties regarding trade policies and potential tariffs which exacerbated investor concerns.

↓
Overweight to the Brazilian real as fiscal deficit concerns and political instability created significant headwinds. The country’s large fiscal imbalances raised investor fears about debt sustainability, leading to heightened volatility in the currency. Additionally, political uncertainty surrounding reform implementation and governance challenges further weakened market sentiment. Rising global interest rates and a stronger U.S. dollar added further pressure on the currency.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards and interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	-10.13	-2.97	-0.72
Class C1 (with sales charge)	-11.00	-2.97	-0.72
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.08	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,641,063,102
Holdings Count | $ / shares	42	[6]
Advisory Fees Paid, Amount	$ 9,382,223
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,641,063,102
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$9,382,223
Portfolio Turnover Rate	94%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class FI
Trading Symbol	GOBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$95	1.00%
[7]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned -9.65%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. agency mortgage-backed securities as housing fundamentals remained robust and spreads narrowed. Solid demand for housing, supported by resilient labor markets and favorable mortgage rates earlier in the year, contributed to the sector’s strength. Additionally, periods of declining volatility in long-term interest rates helped tighten spreads, further enhancing returns.

↑	South African duration as political uncertainties diminished, and the central bank of South Africa began its rate cutting cycle as inflation fell to within the target range (not held at period-end).
↑
Underweight to the euro was the largest contributor on the currency side. The euro faced significant pressure due to slowing economic growth in the Eurozone, persistent inflation concerns, and the European Central Bank’s continued rate cuts. Additionally, geopolitical uncertainties and weaker trade dynamics within the region further weighed on the currency.

Top detractors from performance:
↓
Overweight position in U.K. Gilts. Yields rose throughout the year due to persistent inflation and fiscal policy uncertainties. Additionally, the Bank of England’s cautious approach to monetary easing, particularly relative to other G10 central banks, further pressured gilt prices. Concerns over slower economic growth and higher-than-expected government borrowing also contributed to the underperformance.

↓
Overweight to local currency Mexican bonds as slow economic growth and a volatile political landscape, particularly surrounding the U.S. election, posed significant headwinds including uncertainties regarding trade policies and potential tariffs which exacerbated investor concerns.

↓
Overweight to the Brazilian real as fiscal deficit concerns and political instability created significant headwinds. The country’s large fiscal imbalances raised investor fears about debt sustainability, leading to heightened volatility in the currency. Additionally, political uncertainty surrounding reform implementation and governance challenges further weakened market sentiment. Rising global interest rates and a stronger U.S. dollar added further pressure on the currency.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards and interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	-9.65	-3.01	-0.55
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.08	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,641,063,102
Holdings Count | $ / shares	42	[8]
Advisory Fees Paid, Amount	$ 9,382,223
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,641,063,102
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$9,382,223
Portfolio Turnover Rate	94%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class R
Trading Symbol	LBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$119	1.25%
[9]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned -9.89%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. agency mortgage-backed securities as housing fundamentals remained robust and spreads narrowed. Solid demand for housing, supported by resilient labor markets and favorable mortgage rates earlier in the year, contributed to the sector’s strength. Additionally, periods of declining volatility in long-term interest rates helped tighten spreads, further enhancing returns.

↑	South African duration as political uncertainties diminished, and the central bank of South Africa began its rate cutting cycle as inflation fell to within the target range (not held at period-end).
↑
Underweight to the euro was the largest contributor on the currency side. The euro faced significant pressure due to slowing economic growth in the Eurozone, persistent inflation concerns, and the European Central Bank’s continued rate cuts. Additionally, geopolitical uncertainties and weaker trade dynamics within the region further weighed on the currency.

Top detractors from performance:
↓
Overweight position in U.K. Gilts. Yields rose throughout the year due to persistent inflation and fiscal policy uncertainties. Additionally, the Bank of England’s cautious approach to monetary easing, particularly relative to other G10 central banks, further pressured gilt prices. Concerns over slower economic growth and higher-than-expected government borrowing also contributed to the underperformance.

↓
Overweight to local currency Mexican bonds as slow economic growth and a volatile political landscape, particularly surrounding the U.S. election, posed significant headwinds including uncertainties regarding trade policies and potential tariffs which exacerbated investor concerns.

↓
Overweight to the Brazilian real as fiscal deficit concerns and political instability created significant headwinds. The country’s large fiscal imbalances raised investor fears about debt sustainability, leading to heightened volatility in the currency. Additionally, political uncertainty surrounding reform implementation and governance challenges further weakened market sentiment. Rising global interest rates and a stronger U.S. dollar added further pressure on the currency.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards and interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-9.89	-3.27	-0.81
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.08	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,641,063,102
Holdings Count | $ / shares	42	[10]
Advisory Fees Paid, Amount	$ 9,382,223
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,641,063,102
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$9,382,223
Portfolio Turnover Rate	94%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class I
Trading Symbol	GOBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$63	0.66%
[11]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned -9.41%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. agency mortgage-backed securities as housing fundamentals remained robust and spreads narrowed. Solid demand for housing, supported by resilient labor markets and favorable mortgage rates earlier in the year, contributed to the sector’s strength. Additionally, periods of declining volatility in long-term interest rates helped tighten spreads, further enhancing returns.

↑	South African duration as political uncertainties diminished, and the central bank of South Africa began its rate cutting cycle as inflation fell to within the target range (not held at period-end).
↑
Underweight to the euro was the largest contributor on the currency side. The euro faced significant pressure due to slowing economic growth in the Eurozone, persistent inflation concerns, and the European Central Bank’s continued rate cuts. Additionally, geopolitical uncertainties and weaker trade dynamics within the region further weighed on the currency.

Top detractors from performance:
↓
Overweight position in U.K. Gilts. Yields rose throughout the year due to persistent inflation and fiscal policy uncertainties. Additionally, the Bank of England’s cautious approach to monetary easing, particularly relative to other G10 central banks, further pressured gilt prices. Concerns over slower economic growth and higher-than-expected government borrowing also contributed to the underperformance.

↓
Overweight to local currency Mexican bonds as slow economic growth and a volatile political landscape, particularly surrounding the U.S. election, posed significant headwinds including uncertainties regarding trade policies and potential tariffs which exacerbated investor concerns.

↓
Overweight to the Brazilian real as fiscal deficit concerns and political instability created significant headwinds. The country’s large fiscal imbalances raised investor fears about debt sustainability, leading to heightened volatility in the currency. Additionally, political uncertainty surrounding reform implementation and governance challenges further weakened market sentiment. Rising global interest rates and a stronger U.S. dollar added further pressure on the currency.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards and interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	-9.41	-2.73	-0.24
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.08	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,641,063,102
Holdings Count | $ / shares	42	[12]
Advisory Fees Paid, Amount	$ 9,382,223
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,641,063,102
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$9,382,223
Portfolio Turnover Rate	94%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Opportunities Bond Fund
Class Name	Class IS
Trading Symbol	GOBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$52	0.55%
[13]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned -9.38%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. agency mortgage-backed securities as housing fundamentals remained robust and spreads narrowed. Solid demand for housing, supported by resilient labor markets and favorable mortgage rates earlier in the year, contributed to the sector’s strength. Additionally, periods of declining volatility in long-term interest rates helped tighten spreads, further enhancing returns.

↑	South African duration as political uncertainties diminished, and the central bank of South Africa began its rate cutting cycle as inflation fell to within the target range (not held at period-end).
↑
Underweight to the euro was the largest contributor on the currency side. The euro faced significant pressure due to slowing economic growth in the Eurozone, persistent inflation concerns, and the European Central Bank’s continued rate cuts. Additionally, geopolitical uncertainties and weaker trade dynamics within the region further weighed on the currency.

Top detractors from performance:
↓
Overweight position in U.K. Gilts. Yields rose throughout the year due to persistent inflation and fiscal policy uncertainties. Additionally, the Bank of England’s cautious approach to monetary easing, particularly relative to other G10 central banks, further pressured gilt prices. Concerns over slower economic growth and higher-than-expected government borrowing also contributed to the underperformance.

↓
Overweight to local currency Mexican bonds as slow economic growth and a volatile political landscape, particularly surrounding the U.S. election, posed significant headwinds including uncertainties regarding trade policies and potential tariffs which exacerbated investor concerns.

↓
Overweight to the Brazilian real as fiscal deficit concerns and political instability created significant headwinds. The country’s large fiscal imbalances raised investor fears about debt sustainability, leading to heightened volatility in the currency. Additionally, political uncertainty surrounding reform implementation and governance challenges further weakened market sentiment. Rising global interest rates and a stronger U.S. dollar added further pressure on the currency.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards and interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	-9.38	-2.61	-0.14
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.08	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,641,063,102
Holdings Count | $ / shares	42	[14]
Advisory Fees Paid, Amount	$ 9,382,223
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,641,063,102
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$9,382,223
Portfolio Turnover Rate	94%
[14]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.